UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Arizona - 5.2%	Phoenix and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding
	Bonds, AMT, Series 2007-1, 5.25%, 8/01/38 (a)(b)	$ 2,027	$ 1,996,945
	Pima County, Arizona, IDA, Education Revenue Bonds (American Charter
	Schools Foundation), Series A, 5.625%, 7/01/38	1,700	1,495,728
	Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona
	Charter Schools Project), Series O, 5.25%, 7/01/31	1,000	830,300
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%,
	12/01/32	1,850	1,572,814
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/37	2,590	2,153,948
			8,049,735
California - 3.6%	California Statewide Communities Development Authority,
	Revenue Refunding Bonds (Daughters of Charity National Health
	System), Series A, 5%, 7/01/39	3,625	3,113,259
	Irvine, California, Unified School District Financing Authority,
	Special Tax Bonds, Series A, 5.125%, 9/01/36	3,000	2,591,070
			5,704,329
Colorado - 3.2%	Colorado HFA, Revenue Refunding Bonds (Adventist Health
	System/Sunbelt Obligor Group), Series D, 5.125%, 11/15/29	2,500	2,369,225
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), 5.20%, 3/01/31 (c)	240	241,918
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (c)	485	486,271
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series C, 5.25%, 3/01/40 (c)	850	849,702
	North Range Metropolitan District Number 2, Colorado, Limited
	Tax, GO, 5.50%, 12/15/37	1,200	978,096
			4,925,212
Connecticut - 3.8%	Connecticut State, HFA, Housing Mortgage Finance Program
	Revenue Bonds, AMT, Sub-Series A-2, 5.15%, 5/15/38	3,000	2,636,880
	Connecticut State Health and Educational Facilities Authority
	Revenue Bonds (Yale University), Series T-1, 4.70%, 7/01/29	1,730	1,729,481
	Connecticut State Health and Educational Facilities Authority
	Revenue Bonds (Yale University), Series X-3, 4.85%, 7/01/37	1,560	1,563,292
			5,929,653
Portfolio Abbreviations

To simplify the listings of the portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
EDR	Economic Development Revenue Bonds	S/F	Single-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
District of Columbia -	District of Columbia Tobacco Settlement Financing Corporation, Asset-
13.1%	Backed Revenue Refunding Bonds, 6.25%, 5/15/24	$ 5,940	$ 5,880,600
	District of Columbia Tobacco Settlement Financing Corporation, Asset-
	Backed Revenue Refunding Bonds, 6.50%, 5/15/33	15,415	14,534,341
			20,414,941
Florida - 5.9%	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Adventist Health System), Series G, 5.125%, 11/15/32	1,000	942,330
	Hillsborough County, Florida, IDA, Hospital Revenue Bonds
	(Tampa General Hospital Project), 5%, 10/01/36	2,830	2,542,670
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Baptist Medical Center Project), Series A, 5%, 8/15/37	845	768,164
	Orange County, Florida, Health Facilities Authority, First Mortgage Revenue
	Bonds (Orlando Lutheran Towers), 5.50%, 7/01/38	1,150	934,961
	Sarasota County, Florida, Health Facilities Authority, Retirement
	Facility Revenue Refunding Bonds (Village on the Isle Project),
	5.50%, 1/01/27	560	496,496
	Sarasota County, Florida, Health Facilities Authority, Retirement
	Facility Revenue Refunding Bonds (Village on the Isle Project),
	5.50%, 1/01/32	520	444,018
	Tolomato Community Development District, Florida, Special
	Assessment Bonds, 6.65%, 5/01/40	1,750	1,731,502
	Watergrass Community Development District, Florida, Special
	Assessment Revenue Bonds, Series A, 5.375%, 5/01/39	1,850	1,392,384
			9,252,525
Georgia - 2.5%	Cobb County, Georgia, Development Authority, Solid Waste
	Disposal Revenue Bonds (Waste Management of Georgia Inc.
	Project), AMT, Series A, 5%, 4/01/33	1,000	773,290
	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue
	Bonds, Series A, 6.375%, 7/15/38	585	533,298
	Private Colleges and Universities Authority, Georgia, Revenue Refunding
	Bonds (Emory University Project), Series C, 5%, 9/01/38	1,115	1,119,337
	Rockdale County, Georgia, Development Authority Revenue Bonds
	(Visy Paper Project), AMT, Series A, 6.125%, 1/01/34	1,600	1,527,648
			3,953,573
Illinois - 4.4%	Illinois State Finance Authority Revenue Bonds (Monarch Landing,
	Inc. Project), Series A, 7%, 12/01/37	580	558,314
	Illinois State Finance Authority, Revenue Refunding Bonds (Illinois
	Institute of Technology), Series A, 5%, 4/01/36	3,000	2,701,470
	Illinois State Finance Authority, Revenue Refunding Bonds
	(Proctor Hospital), Series A, 5.125%, 1/01/25	4,000	3,545,680
			6,805,464

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Indiana - 4.3%	Daviess County, Indiana, EDR (Daviess Community Hospital
	Project), Refunding, VRDN, 9%, 1/01/29 (d)(e)	$ 3,230	$ 3,230,000
	Delaware County, Indiana, Hospital Authority, Hospital Revenue Bonds
	(Cardinal Health System Obligated Group), 5.25%, 8/01/36	2,000	1,758,580
	Indiana Health and Educational Facilities Financing Authority,
	Hospital Revenue Bonds (Community Foundation of Northwest
	Indiana), 5.50%, 3/01/37	1,985	1,717,104
			6,705,684
Kansas - 2.0%	Lenexa, Kansas, Health Care Facility, Revenue Refunding Bonds,
	5.50%, 5/15/39	3,650	3,140,642
Louisiana - 2.1%	Louisiana Local Government Environmental Facilities and
	Community Development Authority Revenue Bonds (Westlake
	Chemical Corporation), 6.75%, 11/01/32	2,000	1,941,520
	Saint Tammany Parish, Louisiana, Financing Authority, S/F
	Mortgage Revenue Bonds (Home Ownership Program), Series A,
	5.25%, 12/01/39 (a)(b)	1,393	1,361,585
			3,303,105
Maryland - 0.6%	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (King Farm Presbyterian Community), Series B,
	5%, 1/01/17	1,000	936,500
Michigan - 0.7%	Garden City, Michigan, Hospital Finance Authority, Hospital
	Revenue Refunding Bonds (Garden City Hospital Obligation),
	Series A, 5%, 8/15/38	1,540	1,086,994
Minnesota - 5.9%	Minnesota State, HFA, Residential Housing Finance Revenue
	Bonds, AMT, Series M, 4.85%, 7/01/31	6,460	5,469,940
	Minnesota State Municipal Power Agency, Electric Revenue Bonds,
	5%, 10/01/35	4,000	3,778,520
			9,248,460
Missouri - 1.5%	Missouri State Housing Development Commission, S/F Mortgage
	Revenue Refunding Bonds (Homeownership Loan Program), AMT,
	Series B-1, 5.05%, 3/01/38 (a)(b)	2,440	2,361,578
Montana - 1.9%	Two Rivers Authority Inc., Montana, Senior Lien Revenue Bonds
	(Correctional Facilities Project), 7.25%, 11/01/21	1,500	1,079,565
	Two Rivers Authority Inc., Montana, Senior Lien Revenue Bonds
	(Correctional Facilities Project), 7.375%, 11/01/27	2,600	1,863,212
			2,942,777
New Hampshire - 2.6%	New Hampshire State Business Financing Authority, Solid Waste
	Disposal Revenue Bonds (Waste Management Inc. Project), AMT,
	5.20%, 5/01/27	5,000	4,076,600
New Jersey - 4.8%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	2,670	2,521,308
	Tobacco Settlement Financing Corporation of New Jersey, Asset-
	Backed Revenue Bonds, 5.75%, 6/01/32	4,630	4,953,591
			7,474,899

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
New York - 8.4%	Nassau County, New York, Tobacco Settlement Corporation, Senior Asset-
	Backed Revenue Refunding Bonds, Series A-2, 5.25%, 6/01/26	$ 5,000	$ 4,361,200
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (American Airlines, Inc. - JFK International Airport), AMT,
	7.625%, 8/01/25	7,600	6,477,328
	New York City, New York, City Transitional Finance Authority,
	Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	370	342,705
	New York Liberty Development Corporation Revenue Bonds
	(Goldman Sachs Headquarters), 5.25%, 10/01/35	1,850	1,890,422
			13,071,655
Ohio - 0.8%	American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Prairie
	State Energy Campus Project), Series A, 5%, 2/15/38	1,320	1,257,406
Oklahoma - 0.6%	Oklahoma State Development Finance Authority, Revenue
	Refunding Bonds (Saint John Health System), 5%, 2/15/42	1,015	955,369
Pennsylvania - 1.9%	Allegheny County, Pennsylvania, Hospital Development Authority,
	Revenue Refunding Bonds (West Penn Allegheny Health System),
	Series A, 5.375%, 11/15/40	2,080	1,649,274
	Harrisburg, Pennsylvania, Authority, University Revenue Bonds
	(Harrisburg University of Science), Series A, 5.40%, 9/01/16	1,000	987,730
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
	Series 97A, 4.60%, 10/01/27	450	379,687
			3,016,691
South Carolina - 3.2%	Scago Education Facilities Corporation for Williamsburg County
	School District, South Carolina, Revenue Refunding Bonds, 5%,
	12/01/31 (d)	2,000	1,723,480
	South Carolina Jobs, EDA, Health Care Facilities, First Mortgage Revenue
	Refunding Bonds (Lutheran Homes), 5.50%, 5/01/28	600	513,528
	South Carolina Jobs, EDA, Health Care Facilities, First Mortgage Revenue
	Refunding Bonds (Lutheran Homes), 5.625%, 5/01/42	1,000	816,710
	South Carolina Jobs, EDA, Senior Lien Revenue Refunding Bonds (Burroughs
	and Chapin Company, Inc.), Series A, 4.70%, 4/01/35 (d)	2,500	1,985,225
			5,038,943
South Dakota - 0.6%	South Dakota State Health and Educational Facilities Authority
	Revenue Bonds (Sanford Health), 5%, 11/01/40	1,040	960,627
Tennessee - 0.5%	Knox County, Tennessee, Health, Educational and Housing
	Facilities Board, Hospital Facilities Revenue Refunding Bonds
	(Covenant Health), Series A, 5.02%, 1/01/36 (g)	5,000	845,200
Texas - 8.8%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy
	Company LLC Project), AMT, Series A, 8.25%, 10/01/30	1,500	1,479,030
	HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds
	(Village at Gleannloch Farms), Series A, 5.50%, 2/15/27	1,150	957,755
	Leander, Texas, Independent School District, Capital Appreciation, GO,
	Refunding (School Building), 5.557%, 8/15/42 (g)	34,560	4,903,373
	Mission, Texas, Economic Development Corporation, Solid Waste
	Disposal Revenue Bonds (Allied Waste N.A. Inc Project), Series A,
	5.20%, 4/01/18	2,000	1,808,680

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	Second Tier, Series F, 6.125%, 1/01/31	$ 2,290	$ 2,317,709
	Texas State Affordable Housing Corporation, S/F Mortgage
	Revenue Bonds (Professional Educators Home Loan Program),
	AMT, Series A-1, 5.50%, 12/01/39 (a)(b)	1,235	1,182,345
	West Central Texas Regional Housing Finance Corporation, S/F
	Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
	AMT, Series A, 5.35%, 12/01/39 (a)(b)	1,215	1,140,115
			13,789,007
Vermont - 2.5%	Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 27, 4.90%,
	5/01/38 (c)	4,670	3,860,502
Virginia - 2.4%	Fairfax County, Virginia, EDA, Residential Care Facilities,
	Mortgage Revenue Refunding Bonds (Goodwin House, Inc.),
	5.125%, 10/01/42	850	727,209
	Peninsula Ports Authority, Virginia, Residential Care Facilities, Revenue
	Refunding Bonds (Baptist Homes), Series C, 5.375%, 12/01/26	2,600	2,146,612
	Reynolds Crossing Community Development Authority, Virginia,
	Special Assessment Revenue Bonds (Reynolds Crossing Project),
	5.10%, 3/01/21	1,000	879,610
			3,753,431
Wisconsin - 4.2%	Wisconsin State Health and Educational Facilities Authority
	Revenue Bonds (Ascension Health), Series A, 5%, 11/15/31	5,335	5,184,446
	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Franciscan Sisters Healthcare), 5%, 9/01/26	1,535	1,354,561
			6,539,007
Wyoming - 0.5%	Wyoming Community Development Authority, Housing Revenue
	Bonds, AMT, Series 3, 4.70%, 12/01/32	1,015	835,061
Puerto Rico - 0.8%	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (Ana G. Mendez
	University System Project), 5%, 3/01/36	1,500	1,298,880
	Total Municipal Bonds - 103.3%		161,534,450
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (h)
California - 17.6%	Golden State Tobacco Securitization Corporation of California,
	Tobacco Settlement Revenue Bonds, Custodial Receipts, Series
	1271, 5%, 6/01/45	15,000	13,264,050
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38 (i)	15,000	14,177,250
			27,441,300
Georgia - 9.6%	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien
	General Revenue Refunding Bonds, Series C, 5%, 1/01/33 (c)	15,000	14,978,400
Illinois - 9.0%	Chicago, Illinois, O'Hare International Airport, General Airport
	Revenue Bonds, Custodial Receipts, Series 1284, 5%, 1/01/33	15,000	14,113,200
Indiana - 8.5%	Carmel, Indiana, Lease Rental Revenue Bonds (Performing Arts Center),
	4.75%, 2/01/33	7,230	6,801,261

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to Tender Option Bond	Par
State	Trusts (h)	(000)	Value
	Carmel, Indiana, Lease Rental Revenue Bonds (Performing Arts Center), 5%,
	2/01/33	$ 6,580	$ 6,488,538
			13,289,799
Massachusetts - 7.0%	Massachusetts State, HFA, Housing Revenue Refunding Bonds,
	AMT, Series D, 5.45%, 6/01/37	11,855	10,919,285
Nebraska - 8.4%	Omaha Public Power District, Nebraska, Electric System Revenue
	Bonds, Sub-Series B, 4.75%, 2/01/36 (j)	14,000	13,161,680
New York - 4.8%	New York City, New York, City Municipal Water Finance
	Authority, Water and Sewer System, Revenue Refunding Bonds,
	Series D, 5%, 6/15/39	7,500	7,529,025
North Carolina - 16.4%	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health
	Care System Revenue Bonds (Carolinas Medical Center), Series A,
	5%, 1/15/15 (k)	10,000	10,764,100
	University of North Carolina, University Revenue Refunding
	Bonds, Series A, 4.75%, 12/01/34	15,170	14,922,577
			25,686,677
Texas - 5.8%	New Caney, Texas, Independent School District, GO, 5%, 2/15/35	9,150	9,083,297
	Total Municipal Bonds Transferred to Tender Option Bond Trusts -
	87.1%		136,202,663
	Total Long-Term Investments (Cost - $328,261,101) - 190.4%		297,737,113
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 2.08% (f)(l)	700,000	700,000
	Total Short-Term Securities
	(Cost - $700,000) - 0.4%		700,000
	Total Investments (Cost - $328,961,101*) - 190.8%		298,437,113
	Other Assets Less Liabilities - 2.4%		3,742,577
	Liability for Trust Certificates, Including Interest Expense and Fees
	Payable - (93.2)%		(145,774,571)
	Net Assets Applicable to Common Stock - 100.0%		$ 156,405,119

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$328,961,101
Gross unrealized appreciation	$795,992
Gross unrealized depreciation	(31,319,980)
Net unrealized depreciation	$(30,523,988)

(a)	FHLMC Collateralized.
(b)	FNMA/GNMA Collateralized.
(c)	FSA Insured.
(d)	Radian Insured.
(e)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(f)	Represents the current yield as of report date.
(g)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(h)	Securities represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)

(i)	MBIA Insured.
(j)	FGIC Insured.
(k)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	(1,900,000)	$ 61,162

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Long-Term Municipal Advantage Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 19, 2008